Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Revenue:
License and research revenue	$ 0	$ 1,819	$ 0	$ 2,417
Product sales and services	49,795	2,499	82,521	6,479
Total revenue	49,795	4,318	82,521	8,896
Costs and expenses:
Cost of goods and services sold	(2,756)	(507)	(6,386)	(1,280)
Research and development	(7,204)	(3,600)	(13,226)	(7,544)
Selling, general and administrative	(5,873)	(4,065)	(10,336)	(7,581)
Fair value remeasurement of acquisition liabilities, with related parties	(32,000)	(12,607)	(37,254)	(27,233)
Amortisation of intangible R&D assets	(3,139)	(2,938)	(6,282)	(5,875)
Acquisition note expenses with related parties			0	(3,013)
Total	(50,972)	(23,717)	(73,484)	(52,526)
Operating profit (loss)	(1,177)	(19,399)	9,037	(43,630)
Net interest income (expense)	310	123	1,456	220
Interest expense			(482)	(5,552)
Interest expense on debt related to the royalty agreement with related parties	(2,726)	(1,079)	(2,985)	(1,235)
Foreign exchange gain (loss)	(3,565)	292	7,936	471
Income (loss) before income taxes	(7,158)	(20,063)	14,962	(49,726)
Income tax benefit (expense)	(10,242)	(137)	(20,715)	2,665
Net income (loss) from continuing operations	(17,400)	(20,200)	(5,753)	(47,061)
Net income (loss) from discontinued operations	0	(873)	0	(650)
Net income (loss)	$ (17,400)	$ (21,073)	$ (5,753)	$ (47,711)
Earnings (loss) per ordinary share (Basic and Diluted)
Continuing operations	$ (0.43)	$ (0.53)	$ (0.14)	$ (1.41)
Discontinued operations	0	(0.02)	0	(0.02)
Net income (loss)	$ (0.43)	$ (0.55)	$ (0.14)	$ (1.43)
Weighted average number of shares outstanding (in thousands) :
Basic (in shares)	40,353	38,438	40,281	33,403
Diluted (in shares)	40,353	38,438	40,281	33,403